Trade and Other Payables - Schedule of Trade and Other Payables (Details) - AUD ($)	Jun. 30, 2025	Jun. 30, 2024
Current liabilities
Trade payables	$ 182,632	$ 387,034
Accruals	100,138	465,639
Payroll tax payable		32,886
Wages Payable - Employees	1,070	9,116
PAYG Withholding Payable	155,284	314,599
Superannuation Payable	23,039	121,530
Insurance Funding	109,931	2,894
Wages Payable – related party		224,488
Trade and other payables	$ 572,094	$ 1,558,186